Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements Captions [Line Items]
Interest expense									$ (4,092)	$ (3,308)	$ (3,309)
Income tax benefit									(6,360)	(6,619)	(4,781)
Net income	$ 3,981	$ 3,660	$ 3,596	$ 4,635	$ 3,631	$ 3,680	$ 5,181	$ 4,725	15,872	17,217	12,745
Comprehensive income									17,284	15,375	12,297
CBI[Member]
Condensed Financial Statements Captions [Line Items]
Dividends from bank subsidiaries											14,226
Interest expense									(1,035)	(884)	(760)
Pension expense									(925)	(184)	(388)
Other expense, net									(1,071)	(920)	(1,755)
Income (loss) before equity in undistributed net earnings of subsidiaries									(3,031)	(1,988)	11,323
Income tax benefit									1,407	676	959
Equity in undistributed net earnings of subsidiaries									17,496	18,529	463
Net income									15,872	17,217	12,745
Comprehensive income									$ 17,284	$ 15,375	$ 12,297